Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Financial Assets And Financial Liabilities Abstract
Cash, cash equivalents and restricted deposits	$ 4,611	$ 1,560
Current maturities of long-term loan	451
Other receivables	97	449
Related parties	15	4,239
Total financial assets at amortized cost	5,174	6,248
Investments in financial assets at fair value	997	871
Credit from others	85	75
Loans	356
Lease liability	10	48
Total financial and lease liabilities	$ 451	$ 123